Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of Trading Assets and Liabilities
Trading assets	SFr 153,797	SFr 133,635
Trading liabilities	38,186	42,169
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	66,994	63,567
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	64,542	46,463
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	17,731	18,312
Trading liabilities	13,472	15,223
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,530	5,293
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	24,714	26,946
Bank
Schedule of Trading Assets and Liabilities
Trading assets	153,895	133,859
Trading liabilities	SFr 38,186	SFr 42,171